SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expenses	$ 10,000
Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number shares issued	6,007,718
Common Stock [Member] | Plan 2009 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Stock reserved	14,385,619	14,822,433
Restricted Stock Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expens		$ 4,500
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period		2 years 11 months 1 day
Weighted average grant date fair value		$ 2.21
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted	1,750,000	1,750,000
Weighted average grant date fair value	$ 9.75	$ 9.75
Unrecognized compensation expense		$ 11,600
Weighted average period	1 year 11 months 23 days	2 years 2 months 19 days
Common Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expenses	$ 3,900
Restricted Stock Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period	2 years 8 months 19 days